SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2019
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

5.    SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

The following items are included in selling, general and administrative expenses:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Operating lease charges	12,104	12,297	1,856
Auditor’s remuneration:
- audit services	72	94	70
- others	5	9	6
Impairment losses:
- trade accounts receivable	(51)	6	1,283
- other receivables	159	9	(2)